Income Tax -Deferred taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax -deferred Taxes Details 1
Deferred income tax			$ 2
Current income tax expense	$ (13)		$ (31)
Income tax credit	1,050
Total income tax expense	$ 1,037		$ (29)